UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            The Cincinnati Life Insurance Company
Address:         6200 South Gilmore Road
                 Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck         Fairfield, Ohio          May 2, 2013
------------------------         ---------------          ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers               1
                                                -----------

Form 13F Information Table Entry Total          1
                                                -----------

Form 13F Information Table Value Total          4,453
                                                -----------
                                                (thousands)

List of Other Included Managers

No.     File No.        Name
01      028-10798       Cincinnati Financial Corporation

                        COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5               COLUMN 6     COLUMN 7       COLUMN 8
                                                             Shrs/
   Name of Issuer    Title of Class     Cusip    FMV (000)  Prn Amt   SH/PRN   Put/Call  Investment Dis  Oth Mgrs  Sole  Shared None
PARTNERRE LTD            COMMON       G6852T105      4,453   47,828     SH        -      SHARED-OTHER       01       -   47,828   -
                                                     4,453